Cover	Feb. 18, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2022
Entity File Number	001-38266
Entity Registrant Name	ALLIED ESPORTS ENTERTAINMENT, INC.
Entity Central Index Key	0001708341
Entity Tax Identification Number	82-1659427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	745 Fifth Ave
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10151
City Area Code	(646)
Local Phone Number	768-4241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AESE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	17877 Von Karman Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614